ADOPTION OF NEW ACCOUNTING STANDARDS Tables (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Changes and Error Corrections1 [Abstract]
Explanation of difference between operating lease commitments disclosed applying IAS 17 and lease liabilities recognised at date of initial application of IFRS 16
The following table reconciles the Company’s operating lease obligations as at December 31, 2018, as previously disclosed in the Company’s consolidated financial statements, to the lease obligation recognized on initial application of IFRS 16 at January 1, 2019:

Operating lease commitments as at December 31, 2018	$16.3
Discounted using the incremental borrowing rate at January 1, 2019	14.1
Finance lease liabilities recognized as at December 31, 2018	9.3
Exclusion of non-lease components	(7.1)
Recognition exemption for short-term and low-value leases	(0.2)
Extension options reasonably certain to be exercised	2.2
Lease obligations recognized at January 1, 2019	$18.3